Loans and Related Allowance for Loan Losses (Loan Portfolio Summarized by the Past Due Status) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 1,555	$ 1,722
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	3,230	4,111
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	5,343	8,884
Financing Receivable, Recorded Investment, Past Due, Total	10,128	14,717
Financing Receivable, Recorded Investment, Current	267,670	262,783
Total loans	277,798	277,500	289,681
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	312	742
Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	19	30
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	10	191
Financing Receivable, Recorded Investment, Past Due, Total	29	221
Financing Receivable, Recorded Investment, Current	26,252	19,075
Total loans	26,281	19,296	19,417
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing		171
Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	35	295
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	1,092	819
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	947	1,928
Financing Receivable, Recorded Investment, Past Due, Total	2,074	3,042
Financing Receivable, Recorded Investment, Current	72,397	66,145
Total loans	74,471	69,187	60,774
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	61	93
Real Estate - Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	239	9
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	7	136
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	1,801	2,335
Financing Receivable, Recorded Investment, Past Due, Total	2,047	2,480
Financing Receivable, Recorded Investment, Current	17,634	15,612
Total loans	19,681	18,092	17,508
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing		156
Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	1,239	1,359
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	2,130	3,131
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	2,585	4,428
Financing Receivable, Recorded Investment, Past Due, Total	5,954	8,918
Financing Receivable, Recorded Investment, Current	134,505	144,204
Total loans	140,459	153,122	176,544
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	251	320
Obligations of State and Political Subdivisions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Current	12,702	12,769
Total loans	12,702	12,769	8,780
Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	23	29
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	1	25
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due		2
Financing Receivable, Recorded Investment, Past Due, Total	24	56
Financing Receivable, Recorded Investment, Current	4,180	4,978
Total loans	4,204	5,034	6,658
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing		$ 2